Exhibit 99.1
HSBC Private Label Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on January 31, 2009:

o The receivables in the Trust Portfolio included $6,975,665,318.75 of Principal Receivables (reduced for discount option receivables) and $752,305,004.33 of Finance Charge and Administrative Receivables (including discount option receivables).

o The accounts designated for the Trust Portfolio had an average gross receivables balance of $516.16

($1,238.02 excluding zero balance accounts) and an average credit limit of $3,151.59 ($3,464.27 excluding zero balance accounts).

o The percentage of the average gross receivables balance to the average credit limit was 16.38% (35.74%

excluding zero balance accounts). The principal weighted average age of the accounts was approximately

62.27 months.

As of the close of business on January 31, 2009:

o 8.79% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month’s statement; and

o 3.35% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month’s statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on January
31, 2009. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio January 31, 2009

Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	12,722,598	84.98%	$1,301,518,518.85	16.84%
$1,000.01 to $2,000.00	1,119,993	7.48%	1,613,791,755.18	20.88%
$2,000.01 to $3,000.00	510,057	3.41%	1,245,788,024.64	16.12%
$3,000.01 to $4,000.00	237,046	1.58%	815,647,186.15	10.55%
$4,000.01 to $5,000.00	121,167	0.81%	540,275,510.14	6.99%
$5,000.01 to $6,000.00	70,557	0.47%	385,773,020.31	4.99%
$6,000.01 to $7,000.00	47,942	0.32%	310,497,174.69	4.02%
$7,000.01 to $8,000.00	36,652	0.24%	274,262,118.83	3.55%
$8,000.01 to $9,000.00	26,859	0.18%	227,687,938.23	2.95%
$9,000.01 to $10,000.00	20,531	0.14%	194,799,038.98	2.52%
Over $10,000.00	58,579	0.39%	817,930,037.08	10.58%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio January 31, 2009

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	4,993,293	33.35%	$1,218,673,230.32	15.77%
$1,000.01 to $2,000.00	2,629,879	17.57%	733,891,549.46	9.50%
$2,000.01 to $3,000.00	2,230,145	14.90%	940,424,222.10	12.17%
$3,000.01 to $4,000.00	1,775,933	11.86%	900,364,139.40	11.65%
$4,000.01 to $5,000.00	1,443,005	9.64%	812,528,311.88	10.51%
$5,000.01 to $6,000.00	476,451	3.18%	491,829,854.50	6.36%
$6,000.01 to $7,000.00	237,976	1.59%	314,785,751.09	4.07%
$7,000.01 to $8,000.00	561,122	3.75%	451,463,373.21	5.84%
$8,000.01 to $9,000.00	73,147	0.49%	178,334,650.29	2.31%
$9,000.01 to $10,000.00	241,597	1.61%	352,625,026.57	4.56%
Over $10,000.00	309,433	2.07%	1,333,050,214.26	17.25%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio January 31, 2009

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	14,739,971	98.45%	$7,215,209,270.11	93.36%
30 to 59 days	74,335	0.50%	146,493,163.60	1.90%
60 to 89 days	50,183	0.34%	109,305,384.07	1.41%
90 to 119 days	41,050	0.27%	95,038,152.92	1.23%
120 to 149 days	35,456	0.24%	85,136,235.55	1.10%
150 to 179 days	30,972	0.21%	76,751,125.48	0.99%
180 or more days	14	0.00%	36,991.35	0.00%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio January 31, 2009

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	490,560	3.28%	$482,833,400.23	6.25%
Over 6 months to 12 months	929,545	6.21%	765,808,410.53	9.91%
Over 12 months to 24 months	2,695,470	18.00%	1,629,747,673.83	21.09%
Over 24 months to 48 months	4,173,151	27.87%	2,006,029,906.68	25.96%
Over 48 months to 72 months	1,688,534	11.28%	762,843,384.41	9.87%
Over 72 months to 96 months	1,254,611	8.38%	579,171,409.63	7.49%
Over 96 months to 120 months	838,091	5.60%	341,418,494.83	4.42%
Over 120 months	2,902,019	19.38%	1,160,117,642.94	15.01%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Industry Trust Portfolio January 31, 2009

Industry	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Consumer Electronics	3,501,517	23.39%	$1,985,916,010.12	25.70%
Furniture	1,565,688	10.46%	1,136,497,110.50	14.71%
Recreational Vehicles	466,817	3.12%	1,623,014,681.69	21.00%
Department Store	6,203,791	41.44%	1,810,139,409.94	23.42%
Home Improvement	1,394,519	9.31%	601,961,533.28	7.79%
General Merchandise	1,159,175	7.74%	323,739,174.38	4.19%
Other (1)	680,474	4.54%	246,702,403.17	3.19%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%
(1) Each industry less than 2.00% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio January 31, 2009

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	1,755,805	11.73%	$974,197,865.27	12.61%
Texas	869,852	5.81%	658,250,676.34	8.52%
Illinois	1,376,130	9.19%	564,095,887.56	7.30%
Michigan	818,345	5.47%	437,351,643.38	5.66%
New York	874,499	5.84%	414,473,671.37	5.36%
Pennsylvania	1,359,163	9.08%	391,151,151.86	5.06%
Florida	511,763	3.42%	380,844,438.08	4.93%
Ohio	624,091	4.17%	241,262,947.43	3.12%
Wisconsin	680,388	4.54%	240,838,349.88	3.12%
Indiana	466,713	3.12%	211,752,376.67	2.74%
Minnesota	529,506	3.54%	205,707,509.25	2.66%
New Jersey	519,748	3.47%	209,024,319.80	2.70%
All Other (2)	4,585,978	30.63%	2,799,019,486.19	36.22%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%
(2) Each state less than 2.50% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Merchant Trust Portfolio January 31, 2009

Merchant	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Best Buy Co., Inc.	2,406,043	16.07%	$1,555,750,043.48	20.13%
Polaris Sales, Inc.	190,373	1.27%	693,970,591.22	8.98%
American Suzuki Motor Corporation	148,803	0.99%	612,931,876.91	7.93%
The Bon-Ton Stores, Inc.	3,037,809	20.29%	607,145,487.58	7.86%
Menard, Inc.	1,394,313	9.31%	601,792,896.34	7.79%
The Neiman Marcus Group, Inc.	866,630	5.79%	515,589,262.28	6.67%
Other (3)	6,928,010	46.27%	3,140,790,165.27	40.64%
Total	14,971,981	100.00%	$7,727,970,323.08	100.00%
(3) Each merchant less than 5.00% of total receivables

The subservicer uses NextGen FICO® as well as other credit scores and criteria to assess the probability of repayment on all of a borrower's consumer borrowings. NextGen FICO scores are generated by models developed on consumer data to establish patterns that are believed to be indicative of the borrower's probability of default. An obligor's NextGen

FICO score is one of several factors that may be used to assess the overall credit risk of a consumer. NextGen FICO uses a borrower's historical credit data, including, among other things, payment history, delinquencies on accounts, levels of outstanding indebtedness, length of credit history, types of credit, and public records experience. NextGen FICO scores are based, in part, on information collected by major credit bureaus that are independent third parties, the accuracy of which cannot be verified by the subservicer. NextGen FICO scores may vary by credit bureau depending on credit history available at each bureau. Once an obligor has been issued a credit card, the NextGen FICO score on the account is generally refreshed on a monthly basis. NextGen FICO scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the future composition and product mix of the Trust Portfolio may change over time,

this table is not necessarily indicative of the probability of repayment on all of an obligor's consumer borrowings in the Trust

Portfolio at any specific time in the future

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by NextGen FICO Score Trust Portfolio January 31, 2009

NextGen FICO Score	Receivables	Percentage of Total Receivables
No Score	$1,457,150.35	0.02%
Less than 600	1,514,909,599.70	19.60%
600 to 659	1,534,738,879.60	19.86%
660 to 719	2,000,086,738.88	25.88%
720 and Above	2,676,777,954.55	34.64%
Total	$7,727,970,323.08	100.00%

®NextGen FICO is a registered trademark of Fair Isacc Corporation, and is the Equifax Pinnacle Version 1 score.